N-2	3 Months Ended
Mar. 31, 2023 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001803491
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Hamilton Lane Private Assets Fund
Other Annual Expenses [Abstract]
Acquired Fund Fees and Expenses, Note [Text Block]

Fees and Expenses

The Board reviewed the advisory fee rate, incentive fee and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data provided by the Adviser, including a report on the expenses of other comparable funds. The Board concluded that the advisory fee paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided. In this regard, the Independent Trustees considered that the Adviser had waived fees and/or reimbursed expenses of the Fund pursuant to a contractual expense reimbursement agreement.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Hamilton Lane Private Assets Fund (the “Fund”) a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware trust on February 7, 2020 and commenced operations on January 4, 2021. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Hamilton Lane Evergreen Private Fund LP (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers.

The Fund may include investments in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). The Fund’s investments will also include direct investments in the equity or debt of a company (collectively, “Direct Investments”). The Fund’s primary investment objective is to generate capital appreciation over the medium- and long-term through investments in private assets globally.

(a) Consolidation of Subsidiaries

The Fund may make investments through wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act. However, the Fund will wholly own and control any Subsidiaries. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. Each investment adviser to any such foreign Subsidiary will comply with Section 15 of the Investment Company Act with respect to advisory contract approval, including that (i) material amendments to any such Subsidiary’s advisory contract must be approved by the Fund’s shareholders or the Fund’s Board in the manner and to the extent that the Fund’s advisory agreement must be approved by the Fund’s shareholders or the Fund’s Board of Trustees (“Board”); and (ii) the Fund’s shareholders will have the ability to vote to terminate the Subsidiary’s advisory agreements to the extent that they can vote to terminate the Fund’s advisory agreement.

As of March 31, 2023, there are three active Subsidiaries: the PAF JZ Blocker and the PAF Diamondback Blocker, both formed under the laws of the Cayman Islands, on September 17, 2020 and September 8, 2022, respectively, and HL PAF Holdings, LLC, incorporated in Delaware on March 10, 2021. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2023, total assets of the Fund were $644,777,910, of which $6,278,478, or approximately 1.0%, was held in the PAF JZ Blocker, $28,226,677, or approximately 4.4%, was held in PAF Diamondback Blocker and $376,815,265, or approximately 58.4%, was held in HL PAF Holdings, LLC.

Risk Factors [Table Text Block]

Note 7 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund will invest in highly illiquid, long-term investments. The Fund does not expect to be able to transfer its investments in, or to withdraw from, the Investment Funds or Direct Investments. In addition, the investments of the Investment Funds and Direct Investments generally will be investments for which no liquid market exists or will be subject to legal or other restrictions on transfer, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Investment Funds or sponsors of Direct Investments in which the Fund invests may face reduced opportunities to exit and realize value from their investments in the event of a general market downturn or a specific market dislocation. As a consequence, an Underlying Fund or the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Furthermore, under certain circumstances, distributions may be made by the Fund to Limited Partners in-kind and could consist of securities for which there is no readily available market.

In some cases, the Fund may dispose of its investments in one or more Investment Funds and Direct Investments in secondary transactions with third parties. Approval of the sponsors of Investment Funds and Direct Investments will generally be required to effect any such secondary sale and there can be no assurances that such approval will be given. Furthermore, due to the illiquid market for secondary transactions, there can be no assurance that any secondary sale will be successfully completed in the time the Adviser determines most appropriate for the Fund or that the price paid by a third party purchaser will reflect Hamilton Lane’s or the underlying fund sponsor’s valuation for such investment. Depending on the circumstances of the Underlying Fund, the price received by the Fund may represent a substantial discount relative to the valuation at which such investment is held or the amount of capital contributed to such investment. The Fund may be required to agree to retain certain liabilities relating to the Underlying Fund or Direct Investment even after it is sold.

Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.

Certain interested trustees and officers of the Fund are affiliated with the Adviser and receive no compensation from the Fund for serving as officers and/or trustees.

A high proportion of the Fund’s investments relative to its total investments are expected to be valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Fund’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

The Adviser provides investment advice to a variety of clients, including through other accounts and investment funds, and expects to have additional clients in the future. These other clients may have goals that are similar to or overlap with those of the Fund. As a result, the Adviser and its affiliates — including each of their respective directors, officers, partners and employees — may be subject to various conflicts of interest in their relationships and dealings with the Fund. By acquiring an interest in the Fund, each investor will be deemed to have acknowledged the existence of such actual and potential conflicts of interest and, to the extent permitted by applicable law, to have waived any claims with respect to the existence of any conflicts of interest.

The valuations reported by the Investment Fund Managers, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Investment Fund Managers or revisions to the net asset value of a Portfolio Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Note 9 – Additional Risk Factors

The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Fund’s and Investment Funds’ investments and operations. The transmission of COVID-19 and its variants and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace, including equity and debt market losses and overall volatility, and the jobs market. Although vaccines for COVID-19 have become more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments. Health pandemics or outbreaks could result in a general economic decline in a given region, or globally, particularly if the outbreak persists for an extended period of time or spreads globally. This could have an adverse impact on Investment Funds and/or Direct Investments, or the Fund’s ability to source new investments or to realize its investments. Pandemics and similar events could also have an acute effect on individual issuers or related groups of issuers and could adversely affect securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to Investment Funds and/or Direct Investments or the Adviser’s operations or the operations of a sponsor of an Investment Fund or Direct Investment. Additionally, the risks related to health pandemics or outbreaks of disease are heightened due to uncertainty as to whether such an event would qualify as a force majeure event. If a force majeure event is determined to have occurred, a counterparty to the Fund, an Investment Fund and/or Direct Investments may be relieved of its obligations under certain contracts to which it is a party, or, if it has not, the Fund, Investment Fund or Direct Investments, as the case may be, may be required to meet their contractual obligations, despite potential constraints on their operations and/or financial stability. Either outcome could adversely impact performance of the Investment Funds, Direct Investments and/or the Fund.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of portfolio investments.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 12 – Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class I Shares, Class R Shares and Class D Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class I Shares by an investor in the Fund is $1,000,000, the minimum initial investment in Class R Shares by an investor is $50,000 and the minimum initial investment in Class D Shares by an investor in the Fund is $50,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those shares held the longest first.

Outstanding Security, Held [Shares]	40,216,024
Certain Risk Factors and Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Note 7 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund will invest in highly illiquid, long-term investments. The Fund does not expect to be able to transfer its investments in, or to withdraw from, the Investment Funds or Direct Investments. In addition, the investments of the Investment Funds and Direct Investments generally will be investments for which no liquid market exists or will be subject to legal or other restrictions on transfer, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Investment Funds or sponsors of Direct Investments in which the Fund invests may face reduced opportunities to exit and realize value from their investments in the event of a general market downturn or a specific market dislocation. As a consequence, an Underlying Fund or the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Furthermore, under certain circumstances, distributions may be made by the Fund to Limited Partners in-kind and could consist of securities for which there is no readily available market.

In some cases, the Fund may dispose of its investments in one or more Investment Funds and Direct Investments in secondary transactions with third parties. Approval of the sponsors of Investment Funds and Direct Investments will generally be required to effect any such secondary sale and there can be no assurances that such approval will be given. Furthermore, due to the illiquid market for secondary transactions, there can be no assurance that any secondary sale will be successfully completed in the time the Adviser determines most appropriate for the Fund or that the price paid by a third party purchaser will reflect Hamilton Lane’s or the underlying fund sponsor’s valuation for such investment. Depending on the circumstances of the Underlying Fund, the price received by the Fund may represent a substantial discount relative to the valuation at which such investment is held or the amount of capital contributed to such investment. The Fund may be required to agree to retain certain liabilities relating to the Underlying Fund or Direct Investment even after it is sold.

Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.

Certain interested trustees and officers of the Fund are affiliated with the Adviser and receive no compensation from the Fund for serving as officers and/or trustees.

A high proportion of the Fund’s investments relative to its total investments are expected to be valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Fund’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

The Adviser provides investment advice to a variety of clients, including through other accounts and investment funds, and expects to have additional clients in the future. These other clients may have goals that are similar to or overlap with those of the Fund. As a result, the Adviser and its affiliates — including each of their respective directors, officers, partners and employees — may be subject to various conflicts of interest in their relationships and dealings with the Fund. By acquiring an interest in the Fund, each investor will be deemed to have acknowledged the existence of such actual and potential conflicts of interest and, to the extent permitted by applicable law, to have waived any claims with respect to the existence of any conflicts of interest.

The valuations reported by the Investment Fund Managers, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Investment Fund Managers or revisions to the net asset value of a Portfolio Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Additional Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Note 9 – Additional Risk Factors

The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Fund’s and Investment Funds’ investments and operations. The transmission of COVID-19 and its variants and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace, including equity and debt market losses and overall volatility, and the jobs market. Although vaccines for COVID-19 have become more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments. Health pandemics or outbreaks could result in a general economic decline in a given region, or globally, particularly if the outbreak persists for an extended period of time or spreads globally. This could have an adverse impact on Investment Funds and/or Direct Investments, or the Fund’s ability to source new investments or to realize its investments. Pandemics and similar events could also have an acute effect on individual issuers or related groups of issuers and could adversely affect securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to Investment Funds and/or Direct Investments or the Adviser’s operations or the operations of a sponsor of an Investment Fund or Direct Investment. Additionally, the risks related to health pandemics or outbreaks of disease are heightened due to uncertainty as to whether such an event would qualify as a force majeure event. If a force majeure event is determined to have occurred, a counterparty to the Fund, an Investment Fund and/or Direct Investments may be relieved of its obligations under certain contracts to which it is a party, or, if it has not, the Fund, Investment Fund or Direct Investments, as the case may be, may be required to meet their contractual obligations, despite potential constraints on their operations and/or financial stability. Either outcome could adversely impact performance of the Investment Funds, Direct Investments and/or the Fund.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of portfolio investments.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Class I Shares [Member]
General Description of Registrant [Abstract]
Latest NAV | $ / shares	$ 14.14
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	37,766,460
Class R Shares [Member]
General Description of Registrant [Abstract]
Latest NAV | $ / shares	$ 13.9
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	335,622
Class D Shares [Member]
General Description of Registrant [Abstract]
Latest NAV | $ / shares	$ 14.07
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	2,113,942